PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Depreciation	$ 74,297	$ 67,951	$ 266,773	$ 414,623	$ 74,053
Gain on termination of capital lease	0	130,960	128,379	0	0
General and Administrative Expense [Member]
Depreciation	74,297	6,222	65,107	162,150	35,812
Construction in Progress [Member]
Depreciation	$ 0	$ 61,729	$ 201,666	$ 252,473	$ 38,241